OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

June 4, 2012

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Portfolio Series, on behalf of its series

     Conservative Investor Fund, Moderate Investor Fund,

     Equity Investor Fund, and Active Allocation Fund (the “Registrant”)

     Reg. No. 333-121449; File No. 811-21686

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on May 24, 2012.

Sincerely,

/s/Adrienne Ruffle

Adrienne Ruffle
Vice President and Associate Counsel
Tel.: 212.323.5231
Fax: 212.323.4070

aruffle@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

         KPMG LLP
         Gloria LaFond

         Taylor V. Edwards